Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Amount Registered | shares	581,700,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 581,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,332.77
Offering Note	Note 1.a. The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-288198 filed on June 20, 2025, as amended by the Post-Effective Amendment No. 1, filed on February 26, 2026. Note 1.b. EUR500,000,000 aggregate principal amount of the Floating Rate Senior Notes due 2028 will be issued. The $581,700,000.00 Amount to be Registered is based on the March 4, 2026 EUR/USD exchange rate of EUR1.00/U.S. $1.1634.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.450% Senior Notes due 2030
Amount Registered | shares	581,700,000
Proposed Maximum Offering Price per Unit	0.99978
Maximum Aggregate Offering Price	$ 581,572,026.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,315.10
Offering Note	See Offering Note 1.a. Note 2.b. EUR500,000,000 aggregate principal amount of the 3.450% Senior Notes due 2030 will be issued. The $581,700,000.00 Amount to be Registered is based on the March 4, 2026 EUR/USD exchange rate of EUR1.00/U.S. $1.1634.